Outstanding Loans and Leases - Purchased Credit-Impaired Loans (Details) (Consumer Portfolio Segment [Member], Countrywide [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consumer Portfolio Segment [Member] | Countrywide [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable Yield, Beginning of Period	$ 5,481	$ 7,317
Accretion	(1,285)	(1,704)
Disposals/Transfers	(118)	(124)
Reclassifications to Nonaccretable Difference	912	(8)
Accretable Yield, End of Period	$ 4,990	$ 5,481